Note 25 - Related Party Transactions	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
25.	Related party transactions

As at December 31, 2025, the Company had $18,769 of loans receivable from non-controlling shareholders (2024 - $2,106). The majority of the loans receivable represent amounts assumed in connection with acquisitions and amounts issued to non-controlling interests to finance the sale of non-controlling interests in subsidiaries to senior managers. The loans are of varying principal amounts and interest rates which range from nil to 6.0%. These loans are due on demand or mature on various dates up to 2030 but are open for repayment without penalty at any time.